Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Mortgages held for sale	$ 37	$ 29
Loans held for sale	1	22
Loans	(5,784)	(5,948)
Mortgage servicing rights (amortized)	0	(34)
Other Assets	(316)	(256)
Total	(6,062)	(6,187)
Commercial Portfolio Segment [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	(795)	(1,043)
Consumer Portfolio Segment [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	$ (4,989)	$ (4,905)